Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Short-term bank deposits	R$ 569,816	R$ 415,387
Short-term investment	1,224,546	1,224,678
Total cash and cash equivalents	R$ 1,794,362	R$ 1,640,065	R$ 1,403,955	R$ 2,763,050